33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a)     Financial instruments classification and fair value

The main financial instruments, classified in accordance with the accounting principles adopted by the Company, are as follows:

	Level	2019		2018
		Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	102	102	117	117
Accounts receivables from Customers and traders; Concession holders (transmission service)	2	4,601	4,601	4,173	4,173
Restricted cash	2	12	12	91	91
Accounts receivable from the State of Minas Gerais (AFAC)	2	115	115	246	246
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	882	882	1,081	1,081
Reimbursement of tariff subsidies	2	97	97	91	91
Low-income subsidy	2	30	30	30	30
Escrow deposits	2	2,540	2,540	2,502	2,502
Concession grant fee – Generation concessions	3	2,468	2,468	2,409	2,409
Indemnifiable receivable – Transmission		1,281	1,281	1,296	1,296
Accounts receivable – Renova	2	–	–	532	532
Reimbursement – Decontracting of supply	2	–	–	97	97
Reimbursement – Assignment of contract		–	–	10	10
		12,128	12,128	12,675	12,675
Fair value through profit or loss
Cash equivalents – Cash investments		326	326	783	783
Marketable securities
Treasury Financial Notes (LFTs)	1	94	94	254	254
Financial Notes – Banks	2	557	557	435	435
Debentures	2	–	–	7	7
		977	977	1,479	1,479
Derivative financial instruments (Swaps)	3	1,691	1,691	813	813
Derivative financial instruments (Ativas and Sonda Put options)	3	3	3	4	4
Concession financial assets – Distribution infrastructure	3	483	483	396	396
Indemnifiable receivable – Generation	3	816	816	816	816
		3,970	3,970	3,508	3,508
		16,098	16,098	16,183	16,183
Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(14,777)	(14,777)	(14,772)	(14,772)
Debt with pension fund (Forluz)	2	(566)	(566)	(652)	(652)
Deficit of pension fund (Forluz)	2	(550)	(550)	(378)	(378)
Concessions payable	3	(20)	(20)	(19)	(19)
Suppliers	2	(2,080)	(2,080)	(1,801)	(1,801)
Leasing transactions (2)	2	(288)	(288)	–	–
Advances from customers	2	–	–	(79)	(79)
		(18,281)	(18,281)	(17,701)	(17,701)
Fair value through profit or loss
Derivative financial instruments (SAAG put options)	3	(483)	(483)	(419)	(419)
		(483)	(483)	(419)	(419)
		(18,764)	(18,764)	(18,120)	(18,120)

(1)	On December 31, 2019 and 2018, the book values of financial instruments reflect their fair values.
(2)	Leasing transactions recognized in accordance with IFRS 16. For more information see Note 21.

At initial recognition the Company measures its financial assets and liabilities at fair value and classifies them according to the accounting standards currently in effect. Fair value is a measurement based on assumptions that market participants would use in pricing an asset or liability as follows:

•	Level 1 – Active market – Quoted prices: A financial instrument is considered to be quoted in an active market if the prices quoted are promptly and regularly made available by an exchange or organized over-the-counter market, by operators, by brokers or by a market association, by entities whose purpose is to publish prices, or by regulatory agencies, and if those prices represent regular arm’s length market transactions made without any preference.
•	Level 2 – No active market – Valuation technique: For an instrument that does not have an active market, fair value should be found by using a method of valuation/pricing. Criteria such as data on the current fair value of another instrument that is substantially similar, or discounted cash flow analysis or option pricing models, may be used. The objective of the valuation technique is to establish what would be the transaction price on the measurement date in an arm’s-length transaction motivated by business model.
•	Level 3 – No active market – No observable inputs: The fair value of investments in securities for which there are no prices quoted on an active market, and/or of derivatives linked to them which are to be settled by delivery of unquoted securities. Fair value is determined based on generally accepted valuation techniques, such as on discounted cash flow analysis or other valuation techniques such as, for example, New Replacement Value (Valor novo de reposição, or VNR).

For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization.

Fair value calculation of financial positions

Distribution infrastructure concession financial assets, and transmission concession financial assets – Assets remunerated by tariff: These are measured at New Replacement Value (Valor novo de reposição, or VNR), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the concession assets in service and which will be revertible at the end of the concession, and on the weighted average cost of capital (WACC) defined by the Grantor, which reflects the concession holder’s return on the operations of the concession. The VNR and the WACC are public information disclosed by the Grantor and by Cemig respectively. Changes in concession financial assets are disclosed in Note 16.

Indemnifiable receivable – transmission: These are measured at New Replacement Value (Valor novo de reposição, or VNR), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the assets to be indemnify as a result of acceptance of the terms of Law 12,783/13, and on the weighted average cost of capital (WACC) used by the Grantor, which reflects the concession holder’s return on the operations of the concession. The VNR and the WACC are public information disclosed by the Grantor and by Cemig.

Indemnifiable receivable – generation: measured at New Replacement Value (VNR), as per criteria set by regulations of the grantor power, based on the fair value of the assets to be indemnify at the end of the concession.

Marketable securities: Fair value of marketable securities is determined taking into consideration the market prices of the investment, or market information that makes such calculation possible, considering future interest rates and exchange of investments to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount rate obtained from the market yield curve.

Put options: The Company adopted the Black-Scholes-Merton method for measuring fair value of the SAAG, RME and Sonda options. The fair value of these options was calculated on the basis of the estimated exercise price on the day of exercise of the option, less the fair value of the underlying shares, also estimated for the date of exercise, brought to present value at the reporting date.

Swaps: Fair value was calculated based on the market value of the security at its maturity adjusted to present value by the discount rate from the market yield curve.

Other financial liabilities: Fair value of its loans, financing and debentures were determined using 133.37% of the CDI rate – based on its most recent funding. For the loans, financing, debentures and debt renegotiated with Forluz, with annual rates between IPCA + 4.70% to 8.07% and CDI + 0.38% to 2.24%, Company believes that their carrying amount is approximated to their fair value.

b) Derivative financial instruments

Put options

Company holds options to sell certain securities (put options) for which it has calculated the fair value based on the Black and Scholes Merton (BSM) model, considering the following assumptions: exercise price of the option; closing price of the underlying asset as of December 31, 2019; risk-free interest rate; volatility of the price of the underlying asset; and the time to maturity of the option.

Analytically, calculation of the exercise price of the options, the risk-free interest rate and the time to maturity is primarily deterministic, so that the main divergence in the put options takes place in the measurement of the closing price and the volatility of the underlying asset.

On December 31, 2019 and 2018, the options values were as follows:

	2019	2018
Put option – SAAG	483	419
Put / call options – Ativas and Sonda	(3)	(4)
	480	415

Put option – SAAG

Option contracts were signed between Cemig GT and the private pension entities that participate in the investment structure of SAAG (comprising FIP Melbourne, Parma Participações S.A. and FIP Malbec, jointly, ‘the Investment Structure’), giving those entities the right to sell units in the Funds that comprise the Investment Structure, at the option of the Funds, in the 84th (eighty-fourth) month from June 2014. The exercise price of the Put Options will correspond to the amount invested by each private pension plan in the Investment Structure, updated pro rata temporis by the Expanded National Customer Price (IPCA) index published by the IBGE, plus interest at 7% per year, less such dividends and Interest on Equity as shall have been paid by SAAG to the pension plan entities. This option was considered to be a derivative instrument, accounted at fair value through profit and loss.

For measurement of the fair value of SAAG put options Cemig GT uses the Black-Scholes-Merton (‘BCM’) model. The assumption was made that the future expenditures of FIP Malbec and FIP Melbourne are insignificant, so that the options are valued as if they hold direct equity interests at Mesa. However, neither SAAG nor Mesa have its share traded on a securities exchange, so that some assumptions are necessary for calculation of the price of the asset and its volatility for application of the BSM model. The closing price of the share of Mesa on December 31, 2019 is ascertained based on free cash flow (FCFE), expressed by equity pick-up of the indirect interests held by the FIPs. Volatility, in turn, is measured as an average of historic volatility (based on the hypothesis that the series of the difference of continuously capitalized returns follows a normal distribution) of comparable companies in the energy generation sector that are traded at Bovespa.

Based on the analysis performed, a liability of R$483 was recorded in the Company’s financial statements (R$419 on December 31, 2018), for the difference between the exercise price and the estimated fair value of the assets.

The changes in the value of the options are as follows:

Balance at December 31, 2016	196
Variation in fair value	121
Reversals	(5)
Balance at December 31, 2017	312
Adjustment to fair value	107
Balance at December 31, 2018	419
Adjustment to fair value	64
Balance at December 31, 2019	483

Cemig GT performed the sensitivity analysis of the exercise price of the option, varying the risk-free interest rate and the volatility, keeping the other variables of the model unchanged. In this context, scenarios for the risk-free interest rate at -0.81% to 3.19% p.a., and for volatility between 10% and 70% p.a., were used, resulting in estimates of minimum and maximum price for the put option of R$492 and R$525, respectively.

This option can potentially dilute basic profit per share in the future; however, they have not caused dilution of profit per share in the years presented.

Put options of RME and Lepsa’s shares

Cemig had a contract under which Fundo de Participações Redentor had the option to sell to Cemig all of its shares at RME and Lepsa. The exercise price of the option was calculated from the sum of the value of the amounts injected by the Fund into the investee, plus the operating expenses of the fund, less Interest on equity, and dividends, distributed by RME and Lepsa. The exercise price was subject to monetary adjustment by the CDI (Interbank CD) Rate plus financial remuneration at 0.9% per year. The exercise of the options occurred in 2016, 2017 and 2018.

The change in the value of the options – the difference between the estimated fair value for the assets and the corresponding exercise price, on December 31, 2018 and 2017 is as follows:

Balance at December 31, 2016	1,150
Variation in fair value	187
Written down, due to exercise of Put	(830)
Balance at December 31, 2017	507
Variation in fair value	48
Written down, due to exercise of Put	(555)
Balance at December 31, 2018	–

The effects of the options contract on the net income for 2018 and 2017 were recognized at fair value based on the Black-Scholes-Merton analysis, considering: exercise price of the option; closing price of the stock of Light on the record dates (as a reference for the value of the indirect equity interest held by the direct shareholders of RME and Lepsa in Light); risk-free interest rate; volatility of the price of the underlying asset; and time to maturity of the option.

After the exercise of the option, which resulted in the acquisition of the remaining shares of the the investees, the Company completed the merger of its wholly-owned subsidiaries on April 24, 2019, at book value, with consequent extinction of these companies. With extinction of RME and Lepsa, the Shareholders ‘agreement of Light S.A. (‘Light’) immediately ceased to exist, losing its object, and obligations under it terminated. Since this was a merger of wholly-owned subsidiaries, there was no capital increase nor issuance of new shares. Also, this merger did not change the aggregate percentage equity interest in Light held by Cemig in that date.

Sonda options

As part of the shareholding restructuring, CemigTelecom and Sonda signed a Purchase Option Agreement (issued by Cemig Telecom) and a Sale Option Agreement (issued by Sonda). With the merger of Cemig Telecom into Cemig, on March 31, 2018, the option contract became an agreement between Cemig and Sonda.

This resulted in Cemig simultaneously having a right (put option) and an obligation (call option). The exercise price of the put option will be equivalent to fifteen times the adjusted net income of Ativas in the year prior to the exercise date. The exercise price of the call option will be equivalent to seventeen times the adjusted net income of Ativas in the business year prior to the exercise date. Both options, if exercised, result in the sale of the shares in Ativas currently owned by the Company, and the exercise of one of the options results in nullity of the other. The options may be exercised as from January 1, 2021.

The put and call options in Ativas (‘the Ativas Options’) were measured at fair value and posted at their net value, i.e. the difference between the fair values of the two options on the reporting date of the financial statements for 2019. Depending on the value of the options, the net value of the Ativas Options may be an asset or a liability of the Company.

The measurement has been made using the Black-Scholes-Merton (BSM) model. In the calculation of the fair value of the Ativas Options based on the BSM model, the following variables are taken into account: closing price of the underlying asset in 2019; the risk-free interest rate; the volatility of the price of the underlying asset; the time to maturity of the option; and the exercise prices on the exercise date.

The closing price of the underlying asset was based on the valuation prepared by the same specialized consulting firm responsible for calculating the options. The valuation base date is December 31, 2019, the same date as the closing of the Company’s Financial Statements, and the methodology used to calculate the fair value of the company is discounted cash flow (DCF) based on the value of the shares transaction of Ativas by Sonda, occurred on October 19, 2016. The calculation of the risk-free interest rate was based on yields of National Treasury Bills. Maturity was calculated assuming exercise date of December 31, 2021.

Considering that the exercise prices of the options are contingent upon the future financial results of Ativas, the estimated exercise prices on the maturity date was based on statistical analyses and information of comparable listed companies.

Swap transactions

Considering that part of the loans and financings of the Company’s subsidiaries is denominated in foreign currency, the companies use derivative financial instruments (swaps) to protect the servicing associated with these debts (principal plus interest).

The derivative financial instruments contracted have the purpose of protecting the operations against the risks arising from foreign exchange variation and are not used for speculative purposes.

The notional amount of derivative transactions are not presented in the statement of financial position, since they refer to transactions that do not require cash as only the gains or losses  actually incurred are recorded. The net result of those transactions on December 31, 2019 was a positive adjustment of R$998 (positive adjustment of R$893 on December 31, 2018), which was posted in finance income (expenses).

The counterparties of the derivative transactions are the banks Bradesco, Itaú, Goldman Sachs and BTG Pactual and Cemig is guarantor of the derivative financial instruments contracted by Company.

This table presents the derivative instruments contracted by Company as of December 31, 2019 and 2018.

Assets (1)	Liability (1)	Maturity period	Trade market	Notional amount (2)	Unrealized gain / loss		Unrealized gain / loss
					Carrying amount 2019	Fair value 2019	Carrying amount 2018	Fair value 2018
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 150.49% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$1,000	814	1,235	679	627
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	108	456	33	186
					922	1,691	712	813

1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate.
2)	In millions of US$.

In accordance with market practice, the Company uses a mark-to-market method to measure its derivatives financial instruments for its Eurobonds. The principal indicators for measuring the fair value of the swap are the B3 future market curves for the DI rate and the dollar.The Black & Scholes model is used to price the call spread, and one of parameters of which is the volatility of the dollar, measured on the basis of its historic record over 2 years.

The fair value at December 31, 2019 was R$1,691 (R$ 813 in December 31, 2018), which would be the reference if Cemig GT would liquidate the financial instrument on that date, but the swap contracts protect the Company’s cash flow up to the maturity of the bonds in 2024 and they have carrying value of R$922 at December 31, 2019 (R$ 712 in December 31, 2018).

Company is exposed to market risk due to having contracted this hedge, the principal potential impact being a change in future interest rates and/or the future exchange rates. Based on the futures curves for interest rates and dollar, Company prepare a sensitivity analyses and estimates that in a probable scenario its results would be affected by the swap and call spread at the end of the period in the amount of R$1,705 for the option (call spread), and R$1,511 for the swap – comprising a total of R$3,216.

Company has measured the effects on its net income of reduction of the estimated fair value for the ‘probable’ scenario, analyzing sensitivity for the risks of interest rates, exchange rates and volatility changes, by 25% and 50%, as follows:

	Base scenario Dec. 31, 2019	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%
Swap (asset)	6,427	7,193	6,087	5,052
Swap (liability)	(5,774)	(5,682)	(5,794)	(5,896)
Option / Call spread	1,038	1,705	1,183	481
Derivative hedge instrument	1,691	3,216	1,476	(363)

The same methods of measuring marked to market of the derivative financial instruments described above were applied to the estimation of fair value.

c) Financial risk management

Corporate risk management is a management tool that is part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The Company monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to minimize the Company’s exposure to foreign exchange rate risk, interest rate risk, and inflation risks, which are effective, in alignment with the Company’s business strategy.

The main risks to which the Company is exposed are as follows:

Exchange rate risk

Cemig and its subsidiaries are exposed to the risk of appreciation in exchange rates, with effect on loans and financing, suppliers, and cash flow. The net exposure to exchange rates is as follows:

	2019		2018
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing	1,516	6,110	1,518	5,882
Suppliers (Itaipu Binacional)	60	243	70	268
	1,576	6,353	1,588	6,150
Net liabilities exposed		6,353		6,150

Sensitivity analysis

Based on information from its financial consultants, the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2020 will be an appreciation of the dollar by 29.01% to R$5.20. The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate by 25%, and by 50%, in relation to this ‘probable’ scenario.

Risk: foreign exchange rate exposure	Base Scenario	‘Probable’ scenario US$1=R$5.20	‘Possible’ scenario Appreciation 25.00% US$1= R$6.50	‘Remote’ scenario Appreciation 50.00% US$1=R$7.80
US dollar
Loans and financings	6,110	7,883	9,853	11,824
Suppliers (Itaipu Binacional)	243	313	392	470
	6,353	8,196	10,245	12,294
Net liabilities exposed	6,353	8,196	10,245	12,294
Net effect of exchange rate fluctuation	-	1,843	3,892	5,941

Company has entered into swap operations to replace the exposure to the US dollar fluctuation with exposure to fluctuation in the CDI Rate, as described in more detail in the item ‘Swap Transactions’ in this Note.

Interest rate risk

The Company is exposed to the risk of increase in Brazilian domestic interest rates.  This exposure occurs as a result of net liabilities indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2019	2018
Assets
Cash equivalents – Cash investments (Note 6) – CDI	326	783
Marketable securities (Note 7) – CDI / SELIC	753	813
Accounts receivable – Renova (Note 32) – CDI	–	532
Restricted cash – CDI	12	91
CVA and in tariffs (Note 16) – SELIC	882	1,081
Reimbursement due to termination of contract (Note 32) – SELIC / CDI	–	97
Reimbursement related to cancelled contracts – CDI	–	10
	1,973	3,407
Liabilities
Loans, financing and debentures (Note 24) – CDI	(3,773)	(4,920)
Loans, financing and debentures (Note 24) – TJLP	(244)	(249)
Advance sales of energy supply - CDI	–	(79)
	(4,017)	(5,248)
Net liabilities exposed	(2,044)	(1,841)

Sensitivity analysis

In relation to the most significant interest rate risk, Company estimates that, in a probable scenario, at December 31, 2020 Selic and TJLP rates will be 1.50% and 4.95%, respectively.  The Company has made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Fluctuation in the CDI rate accompanies the fluctuation of Selic rate.

	2019	2020
Risk: Increase in Brazilian interest rates	Book value	‘Probable’ scenario Selic 1.50% TJLP 4.95%	‘Possible’ scenario Selic 1.88% TJLP 6.19%	‘Remote’ scenario Selic 2.25% TJLP 7.43%
Assets
Cash equivalents (Note 6)	326	331	332	333
Marketable securities (Note 7)	753	764	767	770
Restricted cash	12	12	12	12
CVA and Other financial components – SELIC	882	895	899	902
	1,973	2,002	2,010	2,017
Liabilities
Loans and financing (Note 24) – CDI	(3,773)	(3,830)	(3,844)	(3,858)
Loans and financing (Note 24) – TJLP	(244)	(256)	(259)	(262)
	(4,017)	(4,086)	(4,103)	(4,120)
Net assets (liabilities) exposed	(2,044)	(2,084)	(2,093)	(2,103)
Net effect of fluctuation in interest rates		(40)	(49)	(59)

Increase in inflation risk

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2019	2018
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	483	396
Receivable from Minas Gerais state government (Debt recognition agreement) – IGPM index (Note 13 and 32)	–	247
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 13 and 32)	115	246
Receivable for residual value – Transmission – IPCA (Note 16)	2,468	1,296
Concession Grant Fee – IPCA (Note 16)	1,281	2,409
	4,347	4,594
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 24)	(4,730)	(3,791)
Debt with pension fund (Forluz) – IPCA	(566)	(652)
Deficit of pension plan (Forluz) – IPCA	(550)	(378)
	(5,846)	(4,821)
Net assets (liabilities) exposed	(1,499)	(227)

(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 3rd tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indices, the Company estimates that, in a probable scenario, at December 31, 2020 the IPCA inflation index will be 1.31% and the IGPM inflation index will be 4.23%. The Company has prepared a sensitivity analysis of the effects on its net income arising from an increase in inflation of 25% and 50% in relation to the ‘probable’ scenario.

	2019	2020
Risk: increase in inflation	Amount Book value	‘Probable’ scenario IPCA 1.31% IGPM 4.23%	‘Possible’ scenario (25%) IPCA 1.64% IGPM 5.29%	‘Remote’ scenario (50%) IPCA 1.97% IGPM 6.35%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	483	489	491	493
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 32)	115	120	121	122
Receivable for residual value – Transmission – IPCA (Note 16)	2,468	2,500	2,508	2,517
Concession Grant Fee – IPCA (Note 16)	1,281	1,298	1,302	1,306
	4,347	4,407	4,422	4,438
Liabilities
Loans, financing and debentures – IPCA and IGP-DI	(4,730)	(4,792)	(4,808)	(4,823)
Debt agreed with pension fund (Forluz) – IPCA	(566)	(573)	(575)	(577)
Deficit of pension plan (Forluz)	(550)	(557)	(559)	(561)
	(5,846)	(5,922)	(5,942)	(5,961)
Net liability exposed	(1,499)	(1,515)	(1,520)	(1,523)
Net effect of fluctuation in IPCA and IGP–M indices		(16)	(21)	(24)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 4rd tariff review cycle.

Liquidity risk

Cemig has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

Cemig manages liquidity risk by permanently monitoring its cash flow in a budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with investing principles established in the Company’s Cash Investment Policy. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit risk, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheet. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financing and could also make refinancing of debts not yet due more difficult or more costly.  In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at (interest rates):
- Floating rates
Loans, financing and debentures	36	1,119	1,335	14,572	1,912	18,974
Onerous concessions	–	–	2	9	13	24
Debt with pension plan (Forluz) (Note 26)	12	24	111	557	–	704
Deficit of the pension plan (FORLUZ) (Note 26)	5	11	123	212	630	981
	53	1,154	1,571	15,350	2,555	20,683
- Fixed rate
Suppliers	1,786	293	1	–	–	2,080
	1,839	1,447	1,572	15,350	2,555	22,763

Credit risk

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted.  Additionally, the Company uses numerous tools of communication and collection to avoid increase in default. These include: telephone contact, emails, text messages, collection letters, posting of customers with credit protection companies, and collection through the courts.

The risk arising from the possibility of Cemig and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers’ base.

The allowance for doubtful accounts receivable recorded on December 31, 2019, considered to be adequate in relation to the credits in arrears receivable by the Company, was R$810 (R$840 on December 31, 2018).

In relation to the risk of losses resulting from insolvency of the financial institutions at which the Company or its subsidiaries have deposits, a Cash Investment Policy was approved and has been in effect since 2004.

Company manage the counterparty risk of financial institutions based on an internal policy.

This Policy assesses and scales the credit risks of the institutions, the liquidity risk, the market risk of the investment portfolio and the Treasury operational risk. All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate. The Company does not carry out any transactions that would bring volatility risk into its financial statements.

As a management instrument, Company divide the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, having companies of the Group as the only unit holders. They obey the same policy adopted in the investments for the Company’s directly-held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.	Rating by three risk rating agencies.
2.	Equity greater than R$ 400.
3.	Basel ratio one percentage point above the minimum set by the Brazilian Central Bank.

Banks that exceed these thresholds are classified in three groups, by the value of their equity; and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Concentration	Limit per bank (% of equity)*
A1	Over R$ 3.5 billion	Minimum of 50%	Between 6% and 9%
A2	R$ 1.0 billion to R$ 3.5 billion	Maximum 30%	Between 5% and 8%
B	R$ 400 to R$ 1.0 billion	Maximum 30%	Between 5% and 7%

*	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.

Further to these points, Cemig also sets two concentration limits:

1.	No bank may have more than 30% of the Group’s portfolio.
2.	No bank may have more than 50% of the portfolio of any individual company.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of energy supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of Cemig D, is an inherent risk to the energy distribution business. The regulatory agent limits for 100% pass-through to customers the exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is only the margin between 95% and 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. Company’s management is continually monitories its contracts for purchase of energy supply to mitigate the risk of exposure to the spot market.

Risk of continuity of the concession

The risk to continuity of the distribution concession arises from the new terms included in the extension of Cemig D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension introduced changes to the present contract, conditional upon compliance by the distributor with new criteria for quality, and for economic and financial sustainability.

The extension is conditional on compliance with indicators contained in the contract itself, which aim to guarantee quality of the service provided and economic and financial sustainability of the company. These are determinant for actual continuation of the concession in the first five years of the contract, since non-compliance with them in two consecutive years, or in the fifth year, results in cancellation of the concession.

Additionally, as from 2021, non-compliance with the quality criteria for three consecutive years, or the minimum parameters for economic/financial sustainability for two consecutive years, results in opening of proceedings for termination of the concession.

The efficiency criteria for continuity of supply and for economic and for financial management, required to maintain the distribution concession, were met in the year ended December 31, 2019.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectric plants. A prolonged period of drought can result in lower water volumes in the reservoirs of these plants, which can lead to an increase in the cost of acquisition of energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of energy. Prolongation of the generation of energy using the thermal plants could pressure costs of acquisition of supply for the distributors, causing a greater need for cash, and could result in future increases in tariffs.

Risk of debt early maturity

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts.

On December 31, 2019, the Company was compliant with all the covenants for financial index requiring half-yearly and annual compliance. Exception was noticed for the CEF contract non-financial covenant at the loan contracts of the subsidiaries Central Eólica Praias de Parajuru and Central Eólica Volta do Rio. More details in Note 24.

Covid 19 and the Coronavirus – Impacts for the Company

The  assessment of the risks and possible impacts of Covid-19 on Company’s business and the market in which it operates is disclosed in Note 39.

Capital management

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2019 and 2018:

	2019	2018
Total liabilities	34,035	43,916
(–) Cash and cash equivalents	(536)	(891)
(–) Restricted cash	(12)	(91)
Net liabilities	33,487	42,934
Total equity	15,891	15,939
Net liabilities / equity	2.11	2.70